General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2018
General and administrative expenses [Abstract]
General and Administrative Expenses
	Year ended December 31, 2018	Year ended December 31, 2017	Period from June 24, 2016 to December 31, 2016

Directors and Officers Liability Insurance	$285,307	$393,537	$49,694
Advisory fees	211,762	209,306	7,937
Legal fees	191,344	394,819	-
Administrative Services fee payable to CMB	120,000	119,516	15,000
Audit fees	110,000	50,000	225,000
Registration and listing fees	-	90,000	88,364
Other expenses	30,701	66,910	11,372
Total general and administrative expenses	$949,114	$1,324,088	$397,367